Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 24, 2016
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Feb. 24, 2016
Document Effective Date	Feb. 24, 2016
Prospectus Date	Mar. 01, 2016
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Prospectus:
Trading Symbol	ACAAX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Prospectus:
Trading Symbol	ACAPX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Prospectus:
Trading Symbol	ALCCX
Alger International Growth Fund | Alger International Growth Fund Class A
Prospectus:
Trading Symbol	ALGAX
Alger International Growth Fund | Alger International Growth Fund Class B
Prospectus:
Trading Symbol	AFGPX
Alger International Growth Fund | Alger International Growth Fund Class C
Prospectus:
Trading Symbol	ALGCX
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class A
Prospectus:
Trading Symbol	AMGAX
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class B
Prospectus:
Trading Symbol	AMCGX
Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class C
Prospectus:
Trading Symbol	AMGCX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALMAX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALMBX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class C
Prospectus:
Trading Symbol	ALMCX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALSAX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALSCX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class C
Prospectus:
Trading Symbol	AGSCX
Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class A
Prospectus:
Trading Symbol	AOFAX
Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class C
Prospectus:
Trading Symbol	AOFCX
Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Prospectus:
Trading Symbol	AHSAX
Alger Health Sciences Fund | Alger Health Sciences Fund Class B
Prospectus:
Trading Symbol	AHSBX
Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Prospectus:
Trading Symbol	AHSCX
Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Prospectus:
Trading Symbol	ALBAX
Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Prospectus:
Trading Symbol	ALBCX